Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,100,000
Proposed Maximum Offering Price per Unit	4.43
Maximum Aggregate Offering Price	$ 13,733,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,896.53
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover an indeterminate amount of additional shares of common stock, par value $0.01 per share ("Common Stock") that may become issuable under the Amplify Energy Corp. 2024 Amended and Restated Equity Incentive Plan (the "A&R 2024 Plan") pursuant to the adjustment or anti-dilution provisions of the A&R 2024 Plan. The amount registered represents shares of Common Stock issuable pursuant to the A&R 2024 Plan being registered herein, which Common Stock consists of shares of Common Stock reserved and available for delivery with respect to awards under the A&R 2024 Plan and shares of Common Stock that may again become available for delivery with respect to awards under the A&R 2024 Plan pursuant to the share counting, share recycling and other terms and conditions of the A&R 2024 Plan. The offering price is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share represents the average of the high and low sales prices of a share of Common Stock as reported on the New York Stock Exchange on June 9, 2026 (such date being within 5 business days prior to the date of filing this Registration Statement).